Employee Benefits	12 Months Ended
Dec. 31, 2023
Employee Benefits
Employee Benefits

20. Employee Benefits

	2023	2022	2021

	(€ in thousands)
Wages and salaries	13,797	23,441	16,838
Social security costs	2,480	2,661	2,124
Pension costs — defined contribution plans	966	1,315	1,142
Equity-settled share based payments	3,106	2,869	6,216
	20,349	30,286	26,320
Average number of employees for the period	144.0	163.0	163.0

Employees per activity at December 31 (converted to FTE):

	December 31, 2023	December 31, 2022	December 31, 2021
Research and Development	122.4	103.5	140.7
General and Administrative	34.2	26.7	40.9
Total number of employees (converted to FTE)	156.6	130.2	181.6

Of all employees 153.6 FTE are employed in the Netherlands (2022: 112.4 FTE).

Included in the wages and salaries for 2023 is a credit of € 1,170,000 (2022: € 792,000, 2021: € 695,000) with respect to WBSO subsidies.